Derivative Instruments - Summary of Notional Amounts (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Over the counter derivative not centrally cleared with two way collateral posting arrangements	$ 1,757.1	$ 1,695.3
Over the counter derivative not centrally cleared with one way collateral posting arrangements	44.6	53.0
Over the counter derivative Not centrally cleared without collateral posting arrangements	$ 96.6	$ 98.4